Recoverable Cash Advances	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Recoverable Cash Advances
NOTE 19: RECOVERABLE CASH ADVANCES

(€‘000)	As at December 31,
	2022	2021
Non-Current portion as at January 1,	5 851	4 220
Non-Current portion as at December 31,	4 584	5 851

Current portion as at January 1,	362	371
Current portion as at December 31,	437	362

Total Recoverable Cash Advances as at January 1,	6 213	4 590
Total Recoverable Cash Advances as at December 31,	5 021	6 213

The Group receives government support in the form of recoverable cash advances from the Walloon Region in order to compensate the research and development costs incurred by the Group. Refer to notes 3 and 24.
At December 31, 2022, the Group has been granted recoverable cash advances amounting to €25.8 million related active contracts. Out of this amount: i) €21.8 million have been received to date; ii) €2.5 million should be received in 2023 or later depending on the progress of the different programs partially funded by the Region; iii) €1.5 million have been decommitted due to the end of the expenses submission period linked to the R&D period. In addition, the Group has received recoverable cash advances amounting to €15.3 million related to contracts for which the exploitation has been abandoned (mainly related to the
C-Cure
program).
For further details, reference is made to the table below which shows, for active contracts (i) the year for which amounts under those agreements have been received and initially recognized on the statement of financial position for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. Underlying R&D is ongoing. In 2023 and beyond, the Group will have to make exploitation decisions on the remaining RCAs (agreements numbered 8212, 8436 and 8516).

(in €‘000)			Amounts received for the years ended December 31,			Amounts to be received				As at December 31, 2022
Id	Project	Contractual amount	Prior years	2021	2022	Cumulated cashed in	2023 and beyond	Amounts decommitted	Status	Amount reimbursed (cumulative)
5915	C-Cathez	910	910	—	—	910	—	—	Exploitation	740
6633	C-Cathez	1 020	1 020	—	—	1 020	—	—	Exploitation	306
7027	C-Cathez	2 500	2 500	—	—	2 500	—	—	Exploitation	675
7502	CAR-T Cell	2 000	2 000	—	—	2 000	—	—	Exploitation	100
7685	THINK	3 496	3 496	—	—	3 496	—	—	Exploitation	105
8087	CYAD01 - Deplethink	2 492	2 070	—	—	2 070	—	421	Exploitation	—
8088	CYAD02 - Cycle1	3 538	1 500	746	222	2 468	—	1 071	Exploitation	—
1910028	CwalityCAR	2 102	749	199	1 113	2 061	—	41	Exploitation	—
8212	CYAD-101	3 300	825	1 370	775	2 970	330	—	Research	—
8436	Immunicy	3 394	1 697	—	348	2 045	1 349	—	Research	—
8516	New engagers	1 095	—	274	—	274	821	—	Research	—

Total		25 847	16 767	2 589	2 458	21 814	2 500	1 533		1 926

Regarding active contracts (in exploitation and research status):
The contract 5915 has the following specific characteristics:

•	funding by the Region covers 70% of the budgeted project costs;

•	certain activities have to be performed within the Region;

•	in case of an outlicensing agreement or a sale to a third party, the Group will have to pay 10% of the price received (excl. of VAT) to the Region;

•
sales-independent reimbursements, sales-dependent reimbursements, and amounts due in case of an outlicensing agreement or a sale to a third party, are, in the aggregate, capped at 100% of the principal amount paid out by the Region;

•	sales-dependent reimbursements payable in any given year can be set-off against sales-independent reimbursements already paid out during that year;

•
the amount of sales-independent reimbursement and sales-dependent reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Walloon Region to proceed thereto.

The RCA liability associated to the contract 5915 amounted to €0.2 million.
The other contracts have the following specific characteristics:

•	funding by the Region covers from 45% to 70% of the budgeted project costs;

•	certain activities have to be performed within the EU;

•	sales-independent reimbursements represent in the aggregate 30% of the principal amount;

•	sales-independent reimbursements and sales-dependent reimbursements are, in the aggregate (including the accrued interests), capped at 200% of the principal amount paid out by the Region;

•
interests (at Euribor 1 year (as applicable on the first day of the month in which the decision to grant the relevant RCA was made + 100 basis points) accrue as of the 1st day of the exploitation phase;

•
the amount of sales-independent reimbursement and sales-dependent reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Region to proceed thereto.

•	in case of bankruptcy, the research results obtained by the Group under those contracts are expressed to be assumed by the Region by operation of law.
The RCA liability associated to the other contracts amounted to €4.8 million, which mainly
incorporate the sales-independent reimbursements for €4.8 million and the sales-dependent reimbursements for €0.0 million.
The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting 01/06/13	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting 01/01/15	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 01/12/19	N/A
7685	01/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 01/01/21	N/A
8087	01/05/19- 30/06/21	45%	0.22%	From €20k to €61k starting in 2022 until 30% is reached	Starting 01/07/22	N/A
8088	01/05/19- 31/12/21	45%	0.21%	From €25k to €74k starting in 2022 until 30% is reached	Starting 01/01/22	N/A
1910028	06/06/19- 05/06/22	45%	0.01%	From €21k to €41k starting in 2022 until 30% is reached	Starting 06/06/22	N/A
8212	01/01/20- 30/06/23	45%	0.46%	From €33k to €99k starting in 2024 until 30% is reached	Starting 01/07/23	N/A
8436	01/11/20- 31/12/23	45%	0.32%	From €34k to €102k starting in 2024 until 30% is reached	Starting 01/01/24	N/A
8516	01/04/21-31/03/23	45%	0.10%	From €11k to 33k starting in 2024 until 30% is reached	Starting 01/04/23	N/A